SUPPLEMENT DATED FEBRUARY 26, 2010

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective April 30, 2010, each portfolio of the AIM Variable Insurance Funds will change their name as follows:

Current Name	New Name

AIM V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund	Invesco V.I. Core Equity Fund
AIM V.I. International Growth Fund	Invesco V.I. International Growth Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FVUL SVUL Invesco 2/2010